October 3, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century ETF Trust (the “Registrant”)
1933 Act File No. 333-221045, Post-Effective Amendment No. 83 and
1940 Act File No. 811-23305, Amendment No. 85 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N‑1A.

The principal purposes of this Amendment are to: (i) add two new series of the Registrant, Avantis Emerging Markets ex-China Equity ETF and Avantis Global Credit ETF, and (ii) make certain other nonmaterial changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3267.

Sincerely,

/s/ Evan C. Johnson
Evan C. Johnson
Assistant Secretary

,

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com